SEARAY FINANCIAL FUNDS
THE STURGEON FUND
STATEMENT OF ASSETS & LIABILITIES
February 28, 2001


Assets
         Cash                                                     $369,406
         Receivable for securities sold                                150
         Receivable from investment adviser                        118,878
         Less allowance for doubtful receivable                   (118,878)
Total assets                                                       369,556

Liabilities
         Payable for fund shares redeemed                          220,642
         Accrued reserve fees                                      122,113
         Accrued 12b-1 distribution fees                                33
         Accrued shareholder service fees                              164
         Other accrued liabilities                                  26,604
Total liabilities                                                  369,556

Total net assets                                                        $0

See accompanying notes to financial statements.


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SEARAY FINANCIAL FUNDS
THE STURGEON FUND
STATEMENT OF OPERATIONS
For the period March 3, 2000* through February 28, 2001


Investment Income (Loss)
Income
       Interest                                                  $5,214
       Dividend                                                       3
Total income                                                      5,217

Expenses
       Investment management                                      8,525
       Reserve                                                  121,587
       Bad debt                                                 123,422
       Bookkeeping                                               41,846
       Legal and audit                                           20,551
       Administration                                            28,327
       Trustee                                                   11,222
       Printing                                                   6,906
       Custody                                                   10,990
       Insurance                                                  4,713
       Registration and blue sky                                  3,917
       Shareholder servicing                                      2,131
       12b-1 distribution                                         2,131
       Other                                                      4,860
Total expenses                                                  391,128
Expenses reimbursed by investment adviser                      (127,200)
Net expenses                                                    263,928

Net investment income (loss)                                   (258,711)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from securities transactions          (706,221)
Net realized and unrealized gain (loss)                        (706,221)

Net Increase (Decrease) in Net Assets Resulting from          ($964,932)

*  Commencement of operations.

See accompanying notes to financial statements.


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SEARAY FINANCIAL FUNDS
THE STURGEON FUND
STATEMENT OF CHANGES IN NET ASSETS
For the period March 3, 2000* through February 28, 2001


Increase (Decrease) in Net Assets
Operations
           Net investment income (loss)                          ($258,711)
           Net realized gain (loss) from securities tra           (706,221)
Net increase (decrease) in net assets resulting from op           (964,932)

Dividends and distributions to shareholders from
           Tax return of capital                                  (217,718)
Net decrease in net assets resulting from dividends and           (217,718)

Capital transactions**
           Issued                                                1,411,356
           Redeemed                                               (228,706)
Net increase (decrease) in net assets resulting from ca          1,182,650

Total increase (decrease) in net assets                                  0

Net assets - beginning of period                                         0

Net assets - end of period                                              $0

**Share information
           Issued                                                  154,997
           Redeemed                                               (154,997)
Change in shares                                                         0

*  Commencement of operations.

See accompanying notes to financial statements.


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SEARAY FINANCIAL FUNDS
THE STURGEON FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                         March 3, 2000* to
                                         February 28, 2001

Net Asset Value, beginning of period              $10.00

Income from investment operations
         Net investment income (loss)              (2.02)
         Net realized and unrealized gain          (5.51)
Total from investment operations                   (7.53)

Less dividends and distributions
         From tax return of capital                (2.47)
Total dividends and distributions                  (2.47)

Net Asset Value, end of period                     $0.00

Total return (excludes sales charge)**            -75.30% (2)

Ratios/Supplemental Data
         Net assets, end of period ($000)             $0
         Ratio of expenses to average net          30.49% (1)
         Ratio of net investment income (         -29.89% (1)
         Ratio of expenses to average net          45.19% (1)
         Portfolio turnover rate                 1414.28% (2)

(1)  Annualized.
(2)  Not annualized.
*    Commencement of operations.
** Total return was calculated using the Net Asset Value of the tax return of capital distribution that occurred on February 27, 2001. The Net Asset Value on that date was $2.47.

See accompanying notes to financial statements.



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                             SEARAY FINANCIAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                February 28, 2001

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ORGANIZATION

     The Searay Financial Funds (the "Trust") were organized as a Massachusetts business trust on December 20, 1999. The Sturgeon Fund (the "Fund") is a series of the Trust. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.

     The Trust is authorized to issue an unlimited number of shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies. The Trust has an agreement with Sturgeon Financial Group Ltd. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to serve as investment adviser to the Fund.

     The Fund's investment objective is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities that the Adviser considers to be undervalued. The Fund's shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's prospectus.

LIQUIDATION

     On February 9, 2001, based on information reported to the Board, the Trustees determined that it was no longer reasonable to believe that the Adviser would be able to reimburse the Fund for expenses which exceeded the Fund's expense limitation of 2.25% in a timely manner. The Trustees determined that it was in the best interests of the Fund's shareholders to write-off the receivable as doubtful. On February 12, 2001, the Trustees determined to terminate the operations of the Fund, and proceed with the orderly liquidation of the net assets of the Fund.

     However, the Board of Trustees is considering pursuing recovery of the receivable through whichever means it determines are necessary and prudent. The Trustees instructed the Fund's Administrator to reserve $125,000 in order that the Fund may 1) pay the expenses of winding up the affairs of the Fund, 2) investigate the collection of the receivable from Adviser, and 3) pay other obligations of the Fund. Assets remaining in the reserve account after payment of the Fund's liabilities will be returned to shareholders, based on their pro rata share of the Fund.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

 Security Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its highest bid price on such exchanges, or at the highest bid price in the over-the-counter market except when, in the Adviser's opinion, the highest bid price does not accurately reflect the current value of the security. Securities for which market quotations are not readily available, or when the Adviser determines the highest bid price does not accurately reflect the current value, or when restricted securities are being valued, are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees (the "Trustees") of the Trust.


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     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the Adviser believes such prices accurately reflect the fair market value of the security, subject to review by the Board of Trustees of the Trust.

     Short-term investments in fixed-income securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

     Dividends and Distributions - The Fund intends to distribute substantially all net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute net long-term capital gains and net short-term capital gains at least once a year. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

     Security Transactions and Related Income - The Fund records security transactions on trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.

SECURITIES TRANSACTIONS

     For the period ended February 28, 2001, the cost of purchases and proceeds from sales or maturities of long-term investments for the Fund were $11,387,566 and $10,826,376, respectively. The cost of investments for Federal income tax purposes and for financial reporting purposes is substantially the same.

INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

     Under the Trust's agreement with the Adviser to serve as investment adviser to the Funds, a monthly fee is paid to the Adviser at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser has contractually committed to waive its fees and/or reimburse expenses to limit the Fund's total annual operating expenses to 2.25%. Because of the small size of the Fund, the operating expenses have exceeded that amount each month. The adviser has waived all advisory fees earned during the period of $8,525, but has not reimbursed expenses to pay the excess. As a result, the adviser owes money to the Fund, which the Fund has treated as a receivable.

     The Trust has agreements with Mutual Funds Service Co. (the "Administrator") to provide transfer agent, fund accounting and administrative services to the Fund. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of records, preparation of reports, supervision of the Fund's arrangement with the custodian and assistance in the preparation of the Fund's registration statement under federal and state laws.

     The Trust has an agreement with Creative Capital Management Corp. (the "Distributor"), with whom certain officers and trustees of the Trust are affiliated, to act as the principal underwriter of the Fund's shares. The Distributor also receives brokerage commissions from the Fund for executing portfolio purchase and sale transactions. For the period ended February 28, 2001, the Distributor earned underwriter fees and commissions in the amounts of $6,289 and $1,526, respectively. In addition, Creative Capital Management Corp. received brokerage commissions for the execution of portfolio purchase and sale


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transactions in the amount of $49,962. The Distributor may benefit from the underwriter fees and commissions received.

     Pursuant to Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution Plan (the "Plan") with the Distributor. Under the provisions of the Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets, to aid in the distribution of Fund shares. Additionally, the Fund has adopted a Service Plan with the Distributor. Under the provisions of the Service Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets, to reimburse securities dealers for personal services or maintenance of shareholder accounts.




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                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Trustees
Searay Financial Funds (The Sturgeon Fund):

We have audited the accompanying statement of assets and liabilities of Searay Financial Funds (comprised of the Sturgeon Fund) as of February 28, 2001, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from March 3, 2000 (commencement of operations) to February 28, 2001 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash owned as of February 28, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in the notes to the financial statements, the Trustees' of the Fund approved a plan of liquidation on February 12, 2001, and the Fund began liquidation shortly thereafter. As a result, the Fund changed its basis of accounting for the period after February 12, 2001 to the liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Searay Financial Funds as of February 28, 2001, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from March 3, 2000 (commencement of operations) to February 28, 2001 in the period then ended, in conformity with accounting principles generally accepted in the United States of America applied on a bases of accounting described in the preceding paragraph.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio
March 20, 2001